Shareholder Fees - Macquarie Global Listed Real Assets Fund	Oct. 31, 2024
Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	[1]
Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.